Leases - Schedule of Balance Sheet Information Related to Operating Leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance Sheet Information Related to Operating Leases [Abstract]
Right-of-used assets	$ 49,356	$ 4,015
Lease liabilities – current	8,422	9,661
Lease liabilities – non-current	43,972	1,025
Total lease liabilities	$ 52,394	$ 10,686
Weighted average remaining lease term (years)	1 year 3 months 29 days	10 months 24 days	5 years 3 months 29 days
Weighted average discount rate	5.00%	5.00%	4.20%